Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: December 12, 2022

Payment Date	12/15/2022
Collection Period Start	11/1/2022
Collection Period End	11/30/2022
Interest Period Start	11/15/2022
Interest Period End	12/14/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$130,083,750.15	$16,513,484.97	$113,570,265.18	0.257529	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$293,567,750.15	$16,513,484.97	$277,054,265.18

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$296,958,960.74	$280,445,475.77	0.206744
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$296,958,960.74	$280,445,475.77
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$130,083,750.15	1.60000%	30/360	$173,445.00
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$293,567,750.15			$408,057.89

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$296,958,960.74	$280,445,475.77
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$296,958,960.74	$280,445,475.77
Number of Receivable Outstanding	31,857	31,152
Weight Average Contract Rate	4.61%	4.61%
Weighted Average Remaining Term (months)	29	28

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,137,049.39
Principal Collections	$16,461,555.08
Liquidation Proceeds	$92,512.60
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$17,691,117.07
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$17,691,117.07

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$247,465.80	$247,465.80	$—	$—	$17,443,651.27
Interest - Class A-1 Notes	$—	$—	$—	$—	$17,443,651.27
Interest - Class A-2 Notes	$—	$—	$—	$—	$17,443,651.27
Interest - Class A-3 Notes	$173,445.00	$173,445.00	$—	$—	$17,270,206.27
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$17,103,416.52
First Allocation of Principal	$—	$—	$—	$—	$17,103,416.52
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$17,083,182.06
Second Allocation of Principal	$—	$—	$—	$—	$17,083,182.06
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$17,060,799.81
Third Allocation of Principal	$—	$—	$—	$—	$17,060,799.81
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,035,593.38
Fourth Allocation of Principal	$13,122,274.38	$13,122,274.38	$—	$—	$3,913,319.00
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,913,319.00
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$522,108.41
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$522,108.41
Remaining Funds to Certificates	$522,108.41	$522,108.41	$—	$—	$—
Total	$17,691,117.07	$17,691,117.07	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$296,958,960.74	$280,445,475.77
Note Balance	$293,567,750.15	$277,054,265.18
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	5	$51,929.89
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	69	$92,512.60
Monthly Net Losses (Liquidation Proceeds)			$(40,582.71)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.07)%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.11%
Current Collection Period			(0.17)%
Four-Month Average Net Loss Ratio			0.01%
Cumulative Net Losses for All Periods			$1,410,056.51
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.36%	82	$1,017,741.79
60-89 Days Delinquent	0.16%	31	$435,099.53
90-119 Days Delinquent	0.01%	4	$34,919.81
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.53%	117	$1,487,761.13

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$49,997.25
Total Repossessed Inventory		5	$60,235.79

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		35	$470,019.34
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.13%
Current Collection Period			0.17%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.12	0.04%	10	0.03%